Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Stock Purchase Warrant
Changes in fair value during the year ended December 31, 2017 for the TIL stock purchase warrant are as follows:

Year Ended December 31, 2017 $
Fair value at the beginning of the year	287
Unrealized loss included in earnings	(287)
Fair value at the end of the year	—
Changes in fair value during the year ended December 31, 2017 for the Company's time-charter swap agreement, which is described below and was measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

Year Ended December 31, 2017 $
Fair value asset - beginning of the year	875
Settlements	(1,106)
Realized and unrealized gain	231
Fair value asset - at the end of the year	—

Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis
The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

	December 31, 2018			December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 17d)	Level 1	60,507	60,507	75,710	75,710
Derivative instruments (note 12)
Interest rate swap agreements (1)	Level 2	5,878	5,878	5,242	5,242
Freight forward agreements (1)	Level 2	(57)	(57)	—	—

Other:
Advances to equity-accounted for investments	Note (2)	9,930	Note (2)	9,930	Note (2)
Long-term debt, including current portion	Level 2	(735,406)	(723,031)	(952,302)	(946,105)
Obligations related to capital leases, including current portion	Level 2	(375,289)	(377,652)	(148,908)	(147,401)

(1)
The fair values of the Company's interest rate swap agreements and FFAs at December 31, 2018 and 2017 exclude accrued interest income and expenses, which are recorded in accounts receivables and accrued liabilities, respectively, in these consolidated financial statements.

(2)
The advances to equity-accounted for investments, together with the Company’s investments in the equity-accounted for investments, form the net aggregate carrying value of the Company’s interests in the equity-accounted for investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at December 31, 2018 and 2017 were not determinable.